Post-retirement benefit plans - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
GECAS Plan
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Asset, unfunded status of plan	$ 13	$ 10